Commitments and Contingencies - Additional Information (Details) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2020	Oct. 31, 2019	Dec. 31, 2016	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Lease
Lessee Lease Description [Line Items]
Operating lease expiration period			2024-08
Sublease, expiration period		2022-05		2022-05
Sublease, renewal term		5 years
Sublease expiration period including possible renewal options		2027-05
Rent expense | $				$ 2.0	$ 1.5
Number of capital lease agreements for laboratory equipment | Lease					2
Warehouse Space
Lessee Lease Description [Line Items]
Operating lease expiration period	2021-09
Operating lease term, option to extend				two six-month renewal options through September 2022.
Operating lease, existence of option to extend	true
Operating lease expiration period including possible renewal options	2022-09
Lessee, operating lease, description				In September 2020, the Company entered into a lease agreement for warehouse space in South San Francisco, California. The lease term expires in September 2021. Under the lease agreement, the Company has two six-month renewal options through September 2022. In February 2021, the Company entered into a new lease agreement. See Note 10. Subsequent Event.
Lease Agreement
Lessee Lease Description [Line Items]
Operating lease term, option to extend				two three-year renewal options through August 2030
Operating lease, existence of option to extend			true
Operating lease expiration period including possible renewal options			2030-08
Lessee, operating lease, description				In December 2016, the Company entered into an operating lease agreement for its principal office in South San Francisco, California. The lease term expires in August 2024. Under the lease agreement, the Company has two three-year renewal options through August 2030.